Schedule of operating expenses (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Selling and marketing expenses:
Total selling and marketing expenses		$ 12,991
General and administrative expenses:
Share-based compensation		1,050,350	436,800
Audit fees		321,711	354,800	305,000
Attorney fee		297,969	132,745	141,689
Employee compensation and benefit		157,717	475,579	277,725
Rental fee	[1]	112,632	103,133	169,961
Nasdaq annual listing and registrar fees		90,202	70,516	66,655
Consulting fees		83,480	63,413	98,315
Investment relationship fee		49,129	9,129	41,990
Depreciation expenses		18,459	18,306	18,356
Office expense		11,320	62,974	33,492
Entertainment		1,515	1,661	906
Amortization of intangible assets				31,929
Credit losses on AR				162,028
Others		7,531	10,703	2,822
General and administrative expenses		2,202,015	1,739,759	1,350,868
Research and development expenses:
Total research and development expenses		434,854
Operating expenses – Continuing operations		2,649,860	1,739,759	1,350,868
Operating expenses – Discontinued operations			$ 725,540	$ 835,823

[1]	Pursuant to the renewal clauses in certain lease agreements, each extension requires separate negotiation. Consequently, these leases were classified as short-term leases (with lease terms of 12 months or less), and the recognized rental expenses include $8,635 and $83,041 attributable to such short-term leases for the years ended March 31, 2026 and 2025.